Capital Structure, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		11 Months Ended
	Jul. 20, 2022	Dec. 31, 2022	Nov. 29, 2022
Warrants [Abstract]
Warrant exercise price (in dollars per share)	$ 0.0001
Gross proceeds	$ 26,000
Net proceeds	$ 23,851
Special Dividend [Member]
Warrants [Abstract]
Dividend payable (in dollars per share)			$ 1
Class A Warrant [Member]
Warrants [Abstract]
Warrants issued (in shares)	8,000,000
Warrant exercise price (in dollars per share)	$ 3.25	$ 2.25
Warrants expiration period		Jul. 31, 2027
Shares issued upon exercise of warrants (in shares)		258,030
Gross proceeds		$ 839
Net proceeds		$ 829
Shares to be issued upon exercise of remaining warrants (in shares)		7,741,970
Warrants outstanding (in shares)		7,741,970
Common Stock [Member]
Warrants [Abstract]
Number of securities called by warrants (in shares)	8,000,000